Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Income Taxes
Income Taxes

Note 10. Income Taxes

The following table presents our income tax provision and effective income tax rate:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2016	2015	2016	2015
Income tax provision	$711	$(4,571)	$12,780	$3,932
Effective income tax rate	13.4%	38.5%	35.2%	48.8%

Our effective income tax rate from continuing operations was 13.4% and 38.5% for the three months ended September 30, 2016 and September 30, 2015, respectively. During the three months ended September 30, 2016, we recorded a $1,300 tax benefit primarily related to the settlement of an uncertain tax position recorded in a prior period. The impact of this tax benefit relative to the pre-tax income for the three months ended September 30, 2016 resulted in the decrease to the effective tax rate.

Our effective income tax rate from continuing operations was 35.2% and 48.8% for the nine months ended September 30, 2016 and September 30, 2015, respectively. The decrease in the effective tax rate is primarily due to a $1,300 tax benefit related to the settlement of an uncertain tax position recorded in a prior period.

We are currently under audit with the Internal Revenue Service for the tax year ended December 31, 2014. In addition we are currently under audit for iHealth Technologies, Inc. for the tax years ended December 31, 2012, December 31, 2013 and May 13, 2014. As a result, it is reasonably possible that the audits will conclude or reach the stage where a change in unrecognized income tax benefits may occur within the next twelve months. At that time, we will record any adjustment to income tax expense as required.

Note 12. Income Taxes

Total income tax expense (benefit) for the years ended December 31, 2015 and 2014 was as follows:

	Year ended December 31,
	2015	2014
Income tax expense (benefit) from continuing operations	$14,401	$(16,804)
Income tax expense from discontinued operations	341	—
Total income tax expense (benefit)	$14,742	$(16,804)

For the years ended December 31, 2015 and 2014, income (loss) before income taxes from continuing operations includes the following components:

	Year ended December 31,
	2015	2014
U.S. operations	$27,605	$(45,203)
Foreign operations	100	2,574
Income (loss) before income taxes	$27,705	$(42,629)

The income tax expense (benefit) that is attributable to income (loss) from continuing operations before income taxes included in our Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2015 and 2014 consisted of the following:

	Year ended December 31,
	2015	2014
Current:
U.S. federal	$20,382	$25,136
State and local	4,822	4,091
Foreign	1,029	842
Current income tax expense	26,233	30,069
Deferred
U.S. federal	(12,584)	(42,047)
State and local	798	(4,826)
Foreign	(46)	—
Deferred income tax benefit	(11,832)	(46,873)
Total income tax expense (benefit)	$14,401	$(16,804)

The factors accounting for the variation in our overall effective tax rates from continuing operations compared to U.S. statutory income tax rates for the years ended December 31, 2015 and 2014 were as follows:

	Year ended December 31,
	2015	2014
Federal income tax expense (benefit) at the statutory rate	$9,697	$(14,920)
State and local taxes, net of federal benefit	3,922	(2,167)
Non‑deductible costs (permanent differences)	1,070	815
Unrecognized tax positions	508	(240)
Other	(796)	(292)
Total income tax expense (benefit)	$14,401	$(16,804)

The effective tax rate from continuing operations for the year ended December 31, 2015 was 52.0%, as compared to 39.4% for the year ended December 31, 2014. The variance is primarily due to changes in uncertain tax positions, an increase in non‑deductible costs, an increase in the valuation allowance and the impact of a state deferred tax remeasurement as a result of new statutory regulations.

In general, it is our practice and intention to reinvest the earnings of our non‑branch foreign subsidiaries in those operations on an indefinite basis. Such amounts may become subject to U.S. taxation upon the remittance of dividends and under certain other circumstances. Due to our intent to reinvest such amounts indefinitely, the taxation of these amounts in the U.S. is not expected to occur in the foreseeable future and therefore no deferred tax liability has been recorded. For the years ended December 31, 2015 and 2014, the amounts considered indefinitely reinvested were $5,910 and $4,610, respectively. If the earnings were not considered indefinitely reinvested under current law, the tax on such earnings would be approximately $1,386 and $1,081 for the years ended December 31, 2015 and 2014, respectively.

The net deferred taxes below are included on our Consolidated Balance Sheets as a current net deferred tax asset of $32,919 and a long‑term net deferred tax liability of $162,203 at December 31, 2015 and a current net deferred tax asset of $32,319 and a long‑term net deferred tax liability of $175,266 at December 31, 2014.

The components of our deferred tax assets and liabilities as of December 31, 2015 and 2014 are as follows:

	Year ended December 31,
	2015	2014
Deferred tax assets:
Allowance for doubtful accounts and estimated allowance for refunds and appeals	$35,174	$33,443
Accrued compensation	540	2,461
Deferred rent	156	250
Stock compensation	2,960	1,745
Tax credit and net operating loss carryforward	1,652	939
Deferred debt issuance costs	—	1,124
Other deductible temporary differences	6,353	3,953
Gross deferred tax assets	46,835	43,915
Less: valuation allowance	(440)	(51)
Total deferred tax assets	46,395	43,864
Deferred tax liabilities:
Unbilled receivables and other liabilities	(2,435)	(2,975)
Intangibles and goodwill	(161,099)	(175,507)
Property and equipment	(8,706)	(5,264)
Software development costs	(1,998)	(1,835)
Other taxable temporary differences	(1,441)	(1,230)
Total gross deferred tax liabilities	(175,679)	(186,811)
Net deferred tax liability	$(129,284)	$(142,947)

We have federal net operating loss carryforwards of $1,397 which will expire in 2029. In addition, we have a foreign net operating loss of $2,316 with an unlimited carryforward. All state net operating losses were utilized in the current year.

As of December 31, 2015 and 2014, a valuation allowance of $440 and $51, respectively has been recorded to reflect the portion of the deferred tax asset that is not more likely than not to be realized. The increase in the valuation allowance relates to a cumulative foreign net operating loss for 2015. The amount of the deferred tax asset considered realizable, however, could be adjusted if estimates of future taxable income during the carryforward period are reduced or increased or if objective negative evidence in the form of cumulative losses is no longer present and additional weight may be given to subjective evidence such as our projections for growth.

Due to change of ownership provisions in the Internal Revenue Code, use of a portion of our domestic net operating loss and tax credit carryforwards will be limited in future periods. Further, a portion of the carryforwards may expire before being applied to reduce future income tax liabilities.

ASC 740 clarifies the accounting and reporting for uncertainties in income tax law. This interpretation prescribes a comprehensive model for financial statement recognition measurement, presentation and disclosure of uncertain tax positions taken or expected to be taken in income tax returns. ASC 740 requires that the tax effects of an uncertain tax position be recognized only if it is “more‑likely‑than‑not” to be sustained by the taxing authority as of the reporting date.

A reconciliation of the beginning and ending amount of unrecognized tax benefits at December 31, 2015 and 2014 is as follows:

	Year ended December 31,
	2015	2014
Unrecognized tax benefits — January 1	$4,324	$1,321
Increase for tax positions of acquired entities	—	2,341
Increase for tax positions taken in prior period	619	—
Increase for tax positions taken in current period	694	734
Decrease for tax positions taken in prior period	—	(8)
Decrease for tax positions taken in current period	(146)	—
Decrease related to lapse in statute of limitations	(554)	(64)
Unrecognized tax benefits — December 31	$4,937	$4,324

The majority of the balance of unrecognized tax benefits as of December 31, 2015 and 2014, would affect the effective tax rate if recognized.

The total uncertain tax positions expected to reverse in the next 12 months is approximately $194 and $603 as of December 31, 2015 and 2014, respectively. The change in uncertain tax positions is primarily the result of the completion of a federal tax examination in the fourth quarter of 2015.

The total penalty and interest incurred, relating to uncertain tax positions, for years ended December 31, 2015 and 2014 was $920 and $583, respectively.

We are subject to U.S. federal income tax examinations for tax years ended subsequent to December 31, 2012 and income tax examinations for state, local, and foreign jurisdictions for tax years ended subsequent to December 31, 2011. We are currently not under examination by any U.S. federal, state and local or foreign jurisdiction. Should an examination arise, we do not anticipate any adjustments that will result in a material adverse effect on our financial condition, results of operations, or cash flows.